Issued share capital (Tables)	6 Months Ended
Jun. 30, 2025
Issued share capital
Schedule of issued share capital

	No. of shares (in
EUR’000	thousands)	Total
1 January 2024	311,409	41,838
Issued in February 2024 for capital increase	39,521	5,301
Issued in June 2024 for capital increase	28	4
30 June 2024	350,958	47,143
30 June 2025	350,958	47,143